EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Exploration And Evaluation Assets [Abstract]
Disclosure of detailed information about exploration assets [Table Text Block]
	North Kivu	Ngayu	Imbo	Total
Cost
Balance as at January 1, 2021	$10,621,366	$17,466,671	$2,932,905	$31,020,942
Additions	-	2,216,038	6,859,907	9,075,945
Earn-in Barrick payment (*)	-	(1,975,162)	-	(1,975,162)
Balance as at December 31, 2021	$10,621,366	$17,707,547	$9,792,812	$38,121,725
Additions	-	190,820	2,421,176	2,611,996
Incidental revenues (Note 9e)	-	-	(235,000)	(235,000)
Balance as at December 31, 2022	$10,621,366	$17,898,367	$11,978,988	$40,498,721